Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Net sales	$ 50,293	$ 47,062	$ 137,535	$ 118,039	$ 167,012		$ 140,892		$ 99,984
Cost of sales	36,892	34,561	101,417	88,376	123,412		110,849		83,730
Gross profit	13,401	12,501	36,118	29,663	43,600		30,043		16,254
Operating expenses [Abstract]
Selling and marketing	1,512	1,524	4,454	3,794	4,937		4,071		3,621
General and administrative	10,299	4,150	15,322	11,302	14,177		8,307		6,194
Amortization	1,294	1,294	3,883	3,883	5,178		5,178		5,178
Operating income	296	5,533	12,459	10,684	19,308		12,487		1,261
Other income (expense) [Abstract]
Other	0	3	9	8	10		52		11
Interest expense	(1,207)	(335)	(2,980)	(1,085)	(1,334)		(1,433)		(1,815)
Other expense	(1,207)	(332)	(2,971)	(1,077)	(1,324)		(1,381)		(1,804)
Net (loss) income before provision for income taxes	(911)	5,201	9,488	9,607	17,984		11,106		(543)
Provision for income taxes	76	0	76	0	0		0		0
Net (loss) income	(987)	5,201	9,412	9,607	17,984		11,106		(543)
Net (loss) income attributable to non-controlling interest	(617)	5,201	9,782	9,607
Net loss attributable to Malibu Boats, Inc.	(370)	0	(370)	0
Earnings per unit/share
Basic weighted average units used in computing (loss) earnings per unit/share	11,054,830
Diluted weighted average units used in computing (loss) earnings per unit/share	22,028,476
Basic (loss) earnings per unit/share	$ (0.03)
Diluted (loss) earnings per unit/share	$ (0.04)
Class A Units [Member]
Earnings per unit/share
Basic weighted average units used in computing (loss) earnings per unit/share					36,742,000		36,875,000		37,000,000
Diluted weighted average units used in computing (loss) earnings per unit/share					36,742,000	[1]	36,875,000	[2]	37,000,000	[3]
Basic (loss) earnings per unit/share					$ 0.43		$ 0.26		$ (0.01)
Diluted (loss) earnings per unit/share					$ 0.42		$ 0.25		$ (0.01)
Class B Units [Member]
Earnings per unit/share
Basic weighted average units used in computing (loss) earnings per unit/share					3,885,000		3,885,000		3,885,000
Diluted weighted average units used in computing (loss) earnings per unit/share					3,885,000	[1]	3,885,000	[2]	3,885,000	[3]
Basic (loss) earnings per unit/share					$ 0.43		$ 0.39		$ (0.01)
Diluted (loss) earnings per unit/share					$ 0.42		$ 0.39		$ (0.01)
Class M Units [Member]
Earnings per unit/share
Basic weighted average units used in computing (loss) earnings per unit/share					1,421,000		915,000		469,000
Diluted weighted average units used in computing (loss) earnings per unit/share					1,964,000		1,824,000		1,125,000	[3]
Basic (loss) earnings per unit/share					$ 0.43		$ 0.12		$ (0.01)
Diluted (loss) earnings per unit/share					$ 0.42		$ 0.12		$ (0.01)
Pro Forma [Member]
Other income (expense) [Abstract]
Net (loss) income before provision for income taxes					17,984
Provision for income taxes					4,297
Net (loss) income					13,687
Net (loss) income attributable to non-controlling interest					6,556
Net loss attributable to Malibu Boats, Inc.					$ 7,131
Earnings per unit/share
Basic weighted average units used in computing (loss) earnings per unit/share					14,252,462
Diluted weighted average units used in computing (loss) earnings per unit/share					14,252,462
Basic (loss) earnings per unit/share					$ 0.50
Diluted (loss) earnings per unit/share					$ 0.50

[1]	For the year ended June 30, 2013, 387 Class M Units vest upon a liquidity condition which is satisfied upon occurrence of a qualifying event, defined as a change in control transaction. Because these restricted units had no rights to undistributed earnings, they were excluded from basic and diluted earnings per unit.
[2]	For the year ended June 30, 2012, 300 Class M Units were not included in the computation of diluted earnings per unit because their inclusion would have increased earnings per unit. In addition, 387 Class M Units vest upon a liquidity condition which is satisfied upon occurrence of a qualifying event, defined as a change in control transaction. Because these restricted units had no rights to undistributed earnings, they were excluded from basic and diluted earnings per unit.
[3]	For the year ended June 30, 2011, 169 Class M Units were not included in the computation of diluted loss per unit because their inclusion would have decreased loss per unit.